Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Leases

11. Leases

The Company has various lease agreements in place for its warehouse and copier. Terms of these leases include, in some instances, scheduled rent increases, renewals, purchase options and maintenance costs, and vary by lease. These lease obligations expire at various dates through 2026. The Company determines if an arrangement is a lease at inception. As the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate based on information available at commencement to determine the present value of the lease payments. Right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Leases with an initial term of 12 months or less (“short-term leases”) are not recorded on the balance sheet and are recognized on a straight-line basis over the lease term. As of September 30, 2024, the amount of right-of-use assets and lease liabilities were each $0.4 million. Aggregate lease expense for the nine months ended September 30, 2024 was $0.2 million, consisting of $0.1 million in operating lease expense for lease liabilities and $0.1 million in short-term lease cost.

Maturities of lease liabilities as of September 30, 2024 were as follows:

(Dollars in thousands)	Operating Leases	Weighted- Average Remaining Term in Years
2024	$58
2025	210
2026	164
2027	-
2028	-
Thereafter	-
Total lease payments	432
Less imputed interest (based on 6.1% weighted-average discount rate)	(28)
Present value of lease liability	$404	2.06

10. Leases

The Company has various lease agreements in place for facilities, equipment and vehicles. Terms of these leases include, in some instances, scheduled rent increases, renewals, purchase options and maintenance costs, and vary by lease. These lease obligations expire at various dates through 2027. The Company determines if an arrangement is a lease at inception. As the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate based on information available at commencement to determine the present value of the lease payments. Right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Leases with an initial term of 12 months or less (“short-term leases”) are not recorded on the balance sheet and are recognized on a straight-line basis over the lease term. As of December 31, 2023, the amount of right-of-use assets and lease liabilities were $2.6 million and $2.7 million, respectively. Aggregate lease expense for the year ended December 31, 2023 was $1.3 million, consisting of $1.2 million in operating lease expense for lease liabilities and $0.1 million in short-term lease cost.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2023

Maturities of lease liabilities as of December 31, 2023 were as follows:

(Dollars in thousands)	Operating Leases	Weighted- Average Remaining Term in Years
2024	$1,031
2025	1,020
2026	808
2027	135
2028	-
Thereafter	-
Total lease payments	2,994
Less imputed interest (based on 6.6% weighted-average discount rate)	(282)
Present value of lease liability	$2,712	2.07